Quarterly Results of Operations (unaudited) Level 4 Quarterly Results of Operations (Unaudited) (Details) (USD $)	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Sales	$ 852,295,000	$ 694,600,000	$ 764,600,000	$ 732,900,000	$ 587,000,000	$ 547,400,000		$ 628,000,000	$ 589,400,000	$ 483,200,000		$ 1,597,173,000	$ 1,319,886,000	$ 2,779,062,000	$ 2,248,088,000		$ 2,240,591,000
Income (loss) from operations	22,219,000	8,600,000	28,100,000	20,145,000	6,200,000	(9,100,000)	[1]	2,100,000	(5,300,000)	(14,800,000)	[2]	46,857,000	26,394,000	63,131,000	(27,046,000)		(13,162,000)
Net income (loss)	10,412,000	1,300,000	23,500,000	15,047,000	1,700,000	(13,800,000)	[1]	(3,700,000)	(9,900,000)	(19,000,000)	[2]	91,248,000	16,715,000	41,496,000	(46,363,000)		(33,297,000)
Facility closure and curtailment															1,500,000	[3]
Noncash asset write-downs															2,000,000
Net income (loss) per common share - Basic and Diluted		$ 0.04	$ 0.79	$ 0.51	$ 0.06	$ (0.46)	[1]	$ (0.12)	$ (0.33)	$ (0.64)	[2]			$ 1.40	$ (1.56)		$ (1.12)
Building Materials Distribution [Member]
Sales	681,500,000			580,500,000								1,262,600,000	1,032,000,000	2,190,200,000	1,779,400,000		1,778,000,000
Noncash asset write-downs															1,200,000
Wood Products [Member]
Sales	280,400,000			241,800,000								549,600,000	453,000,000	943,300,000	712,500,000		687,400,000
Noncash asset write-downs															$ 900,000

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.
[3]	In 2011, we permanently closed a laminated beam manufacturing plant in Emmett, Idaho.